Fees Summary	Apr. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,168,520
Previously Paid Amount	0.00
Total Fee Amount	2,785.27
Total Offset Amount	0.00
Net Fee	2,785.27
Narrative - Max Aggregate Offering Price	$ 20,168,520
Final Prospectus	true